Quarterly Holdings Report
for

Fidelity® Magellan® K6 Fund

June 30, 2019

MAG-K6-QTLY-0819
1.9893880.100

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.0%
	Shares	Value
COMMUNICATION SERVICES - 11.5%
Entertainment - 3.5%
Live Nation Entertainment, Inc. (a)	71	$4,704
Netflix, Inc. (a)	39	14,325
The Walt Disney Co.	116	16,198
		35,227
Interactive Media & Services - 6.0%
Alphabet, Inc.:
Class A (a)	19	20,573
Class C (a)	20	21,618
Facebook, Inc. Class A (a)	99	19,107
		61,298
Media - 2.0%
Charter Communications, Inc. Class A (a)	20	7,904
Comcast Corp. Class A	292	12,346
		20,250

TOTAL COMMUNICATION SERVICES		116,775

CONSUMER DISCRETIONARY - 13.4%
Hotels, Restaurants & Leisure - 4.1%
Hilton Worldwide Holdings, Inc.	71	6,940
McDonald's Corp.	88	18,274
Starbucks Corp.	100	8,383
Yum! Brands, Inc.	78	8,632
		42,229
Internet & Direct Marketing Retail - 4.7%
Amazon.com, Inc. (a)	25	47,341
Specialty Retail - 3.4%
Ross Stores, Inc.	49	4,857
The Home Depot, Inc.	102	21,213
TJX Companies, Inc.	157	8,302
		34,372
Textiles, Apparel & Luxury Goods - 1.2%
LVMH Moet Hennessy Louis Vuitton SE	7	2,976
NIKE, Inc. Class B	111	9,318
		12,294

TOTAL CONSUMER DISCRETIONARY		136,236

CONSUMER STAPLES - 2.3%
Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	41	10,835
Food Products - 0.3%
McCormick & Co., Inc. (non-vtg.)	17	2,635
Household Products - 0.2%
Church & Dwight Co., Inc.	24	1,753
Personal Products - 0.7%
Estee Lauder Companies, Inc. Class A	42	7,691

TOTAL CONSUMER STAPLES		22,914

FINANCIALS - 7.3%
Banks - 2.5%
JPMorgan Chase & Co.	230	25,714
Capital Markets - 3.1%
CME Group, Inc.	22	4,270
FactSet Research Systems, Inc.	7	2,006
IntercontinentalExchange, Inc.	46	3,953
Moody's Corp.	29	5,664
MSCI, Inc.	36	8,596
S&P Global, Inc.	31	7,061
		31,550
Insurance - 1.7%
AIA Group Ltd.	594	6,415
Aon PLC	20	3,860
Marsh & McLennan Companies, Inc.	66	6,584
		16,859

TOTAL FINANCIALS		74,123

HEALTH CARE - 9.9%
Biotechnology - 0.3%
UNITY Biotechnology, Inc. (a)	269	2,556
Health Care Equipment & Supplies - 5.6%
Becton, Dickinson & Co.	48	12,096
Boston Scientific Corp. (a)	334	14,355
Danaher Corp.	68	9,719
IDEXX Laboratories, Inc. (a)	5	1,377
Intuitive Surgical, Inc. (a)	18	9,442
Stryker Corp.	48	9,868
		56,857
Health Care Providers & Services - 2.5%
UnitedHealth Group, Inc.	106	25,865
Life Sciences Tools & Services - 1.5%
Mettler-Toledo International, Inc. (a)	5	4,200
Thermo Fisher Scientific, Inc.	39	11,454
		15,654

TOTAL HEALTH CARE		100,932

INDUSTRIALS - 11.9%
Aerospace & Defense - 3.0%
HEICO Corp. Class A	36	3,721
Lockheed Martin Corp.	23	8,361
Northrop Grumman Corp.	39	12,601
TransDigm Group, Inc. (a)	12	5,806
		30,489
Commercial Services & Supplies - 2.0%
Cintas Corp.	20	4,746
Copart, Inc. (a)	56	4,185
Rollins, Inc.	148	5,309
Waste Connection, Inc. (United States)	67	6,404
		20,644
Electrical Equipment - 0.5%
AMETEK, Inc.	53	4,815
Industrial Conglomerates - 1.2%
Honeywell International, Inc.	34	5,936
Roper Technologies, Inc.	17	6,226
		12,162
Machinery - 0.2%
Gardner Denver Holdings, Inc. (a)	58	2,007
Professional Services - 2.3%
CoStar Group, Inc. (a)	2	1,108
IHS Markit Ltd. (a)	178	11,342
TransUnion Holding Co., Inc.	71	5,219
Verisk Analytics, Inc.	38	5,565
		23,234
Road & Rail - 2.7%
DSV de Sammensluttede Vognmaend A/S	30	2,946
Lyft, Inc.	66	4,337
Norfolk Southern Corp.	57	11,362
Union Pacific Corp.	55	9,301
		27,946

TOTAL INDUSTRIALS		121,297

INFORMATION TECHNOLOGY - 29.2%
Communications Equipment - 1.0%
Cisco Systems, Inc.	194	10,618
Electronic Equipment & Components - 0.7%
Amphenol Corp. Class A	71	6,812
IT Services - 10.2%
Accenture PLC Class A	69	12,749
Broadridge Financial Solutions, Inc.	43	5,490
Fidelity National Information Services, Inc.	51	6,257
Fiserv, Inc. (a)	64	5,834
FleetCor Technologies, Inc. (a)	12	3,370
Gartner, Inc. (a)	19	3,058
Global Payments, Inc.	45	7,206
Jack Henry & Associates, Inc.	19	2,544
MasterCard, Inc. Class A	77	20,369
PayPal Holdings, Inc. (a)	94	10,759
VeriSign, Inc. (a)	15	3,137
Visa, Inc. Class A	132	22,909
		103,682
Semiconductors & Semiconductor Equipment - 1.6%
Analog Devices, Inc.	58	6,546
Texas Instruments, Inc.	81	9,296
		15,842
Software - 12.0%
Adobe, Inc. (a)	53	15,616
ANSYS, Inc. (a)	15	3,072
Autodesk, Inc. (a)	43	7,005
Intuit, Inc.	60	15,680
Microsoft Corp.	390	52,245
Salesforce.com, Inc. (a)	65	9,862
ServiceNow, Inc. (a)	19	5,217
SS&C Technologies Holdings, Inc.	63	3,629
Synopsys, Inc. (a)	20	2,574
Workday, Inc. Class A (a)	35	7,195
		122,095
Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	189	37,407

TOTAL INFORMATION TECHNOLOGY		296,456

MATERIALS - 2.2%
Chemicals - 2.2%
Ecolab, Inc.	36	7,108
Linde PLC	46	9,237
Sherwin-Williams Co.	13	5,958
		22,303
REAL ESTATE - 5.4%
Equity Real Estate Investment Trusts (REITs) - 5.4%
American Tower Corp.	97	19,832
Crown Castle International Corp.	77	10,037
Equinix, Inc.	22	11,094
Prologis, Inc.	94	7,529
SBA Communications Corp. Class A (a)	27	6,071
		54,563
UTILITIES - 0.9%
Electric Utilities - 0.9%
NextEra Energy, Inc.	46	9,424
TOTAL COMMON STOCKS
(Cost $940,121)		955,023

Money Market Funds - 1.8%
Fidelity Cash Central Fund 2.42% (b)
(Cost $18,124)	18,121	18,124
TOTAL INVESTMENT IN SECURITIES - 95.8%
(Cost $958,245)		973,147
NET OTHER ASSETS (LIABILITIES) - 4.2%		42,847
NET ASSETS - 100%		$1,015,994

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$278
Total	$278

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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